LONG-TERM INVESTMENTS - Equity method investments (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2018 USD ($) director	Sep. 30, 2016 USD ($) director	Apr. 30, 2016 USD ($) director	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Equity method investments
Loss from equity method investments | $				$ 291	$ 239	$ 189
Hainan RYB
Equity method investments
Equity method investments, cash consideration invested | $			$ 231
Equity method investments, ownership percentage			51.00%
Number of seats held on the board of directors			3
Total board of director seats			5
Seven Children
Equity method investments
Equity method investments, cash consideration invested | $		$ 301
Equity method investments, ownership percentage		16.00%
Number of seats held on the board of directors		1
Total board of director seats		3
Beijing Da Ai
Equity method investments
Equity method investments, cash consideration invested | $	$ 4,400
Equity method investments, ownership percentage	19.00%
Number of seats held on the board of directors	1
Total board of director seats	3
Unsettled portion of the consideration | $				$ 3,809